Prepaid Expense and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Current Assets [Abstract]
Schedule of Prepaid Expense and Other Current Assets	The current portions of prepaid expense and other current assets consist of the following:
	As of December 31,
	2023	2022
Prepaid operating cost	$978,444	$511,453
Prepaid service cost	52,363	1,024,386
Others	28,468	68,295
Total	$1,059,275	$1,604,134